Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

6.            Income Taxes

The provision for income taxes is as follows:

For the years ended December 31	2012	2011	2010

Current Tax
Canada	$(219)	$(373)	$(234)
United States	(25)	102	(49)
Other Countries	44	76	70
Total Current Tax Expense (Recovery)	(200)	(195)	(213)

Deferred Tax
Canada	(902)	(227)	440
United States	(935)	442	749
Other Countries	-	(3)	-
Total Deferred Tax Expense (Recovery)	(1,837)	212	1,189
Income Tax Expense (Recovery)	$(2,037)	$17	$976

The following table reconciles income taxes calculated at the Canadian statutory rate with the actual income taxes:

For the years ended December 31	2012	2011	2010

Net Earnings (Loss) Before Income Tax
Canada	$(2,246)	$(1,973)	$890
United States	(2,978)	1,477	1,928
Other Countries	393	518	501
Total Net Earnings (Loss) Before Income Tax	(4,831)	22	3,319
Canadian Statutory Rate	25.0%	26.5%	28.2%
Expected Income Tax	(1,208)	6	936
Effect on Taxes Resulting From:
Statutory and other rate differences	(360)	118	101
Effect of legislative changes	-	-	13
International financing	(52)	(65)	(78)
Non-taxable capital (gains) losses	(16)	20	(38)
Tax differences on divestitures and transactions	(307)	-	-
Partnership tax allocation in excess of funding	(40)	-	-
Adjustment in respect of prior periods	(64)	(60)	36
Other	10	(2)	6
	$(2,037)	$17	$976
Effective Tax Rate	42.2%	77.3%	29.4%

The net deferred income tax (asset) liability consists of:

As at December 31	2012	2011

Deferred Income Tax Liabilities
Property, plant and equipment	$-	$661
Risk management	176	640
Unrealized foreign exchange gains	205	182
Other	14	44

Deferred Income Tax Assets
Property, plant and equipment	(995)	(200)
Compensation plans	(113)	(112)
Accrued and unpaid expense	(65)	(75)
Non-capital and net capital losses carried forward	(119)	(121)
Alternative minimum tax and foreign tax credits	(122)	(152)
Other	(61)	(102)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

The net deferred income tax (asset) liability is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2012	2011

Current deferred income tax liability	$59	$442
Non-current deferred income tax liability	-	511
Current deferred income tax asset	(23)	-
Non-current deferred income tax asset	(1,116)	(188)
Net Deferred Income Tax (Asset) Liability	$(1,080)	$765

Loss carryforwards, charitable donations and tax credits that can be utilized in future years are as follows:

		Expiration
As at December 31	2012	Date

Canada
Net capital losses	$406	Indefinite
Non-capital losses	67	2015 - 2032
Charitable donations	26	2015 - 2017
United States
Alternative minimum tax credits	102	Indefinite
Foreign tax credits	20	2021

As at December 31, 2012, approximately $3.0 billion of Encana’s unremitted earnings from its foreign subsidiaries were considered to be permanently reinvested outside of Canada and, accordingly, Encana has not recognized a deferred tax liability for Canadian income taxes in respect of such earnings.  If such earnings were to be remitted to Canada, Encana may be subject to Canadian income taxes and foreign withholding taxes.  However, determination of any potential amount of unrecognized deferred income tax liabilities is not practicable.

The following table presents changes in the balance of Encana’s unrecognized tax benefits excluding interest:

For the years ended December 31	2012	2011

Balance, Beginning of Year	$165	$252
Additions for tax positions taken in the current year	2	2
Additions for tax positions of prior years	3	7
Reductions for tax positions of prior years	(2)	-
Lapse of statute of limitations	(4)	(1)
Settlements	(4)	(92)
Foreign currency translation	4	(3)
Balance, End of Year	$164	$165

The unrecognized tax benefit is reflected in the Consolidated Balance Sheet as follows:

For the years ended December 31	2012	2011

Income tax receivable	$59	$13
Other liabilities and provisions (See Note 14)	134	178
Current deferred income tax liability	5	12
Non-current deferred income tax liability	(34)	(38)
Balance, End of Year	$164	$165

If recognized, all of Encana’s unrecognized tax benefits as at December 31, 2012 would affect Encana’s effective income tax rate.  Encana does not anticipate that the amount of unrecognized tax benefits will significantly change during the next 12 months.

Encana recognizes interest accrued in respect of unrecognized tax benefits in interest expense.  During 2012, Encana recognized a recovery of $8 million (2011 – $18 million; 2010 – $3 million) in interest expense.  As at December 31, 2012, Encana had a liability of $3 million (2011 – $11 million liability) for interest accrued in respect of unrecognized tax benefits.

Included below is a summary of the tax years, by jurisdiction, that remain subject to examination by the taxation authorities.

Jurisdiction	Taxation Year

Canada - Federal	2005	-	2012
Canada - Provincial	2005	-	2012
United States - Federal	2008	-	2012
United States - State	2008	-	2012
Other	2011	-	2012

Encana and its subsidiaries file income tax returns primarily in Canada and the United States.  Issues in dispute for audited years and audits for subsequent years are ongoing and in various stages of completion.